Financing Transactions (Controlled Equity Offering) (Details) (USD $)	1 Months Ended				6 Months Ended		1 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Equity Offering [Member]	Jun. 30, 2013 Equity Offering [Member]	Jul. 31, 2013 Equity Offering [Member]	Mar. 25, 2013 Equity Offering [Member]
Equity Offering [Line Items]
The maximum value of common stock issuable under the controlled equity offering arrangement										$ 15,000,000
Commission owed to sales agent, expressed as percentage of aggregate gross proceeds from each sale of share of common stock										3.00%
Equity offering, issuance costs		400,000	145,000	140,000				304,000
Proceeds from issuance of common stock, net of issuance costs	5,100,000				3,810,403	38,983	500,000		4,200,000
Number of shares sold	1,857,143	4,945,000	2,785,714	1,666,668				2,777,336
Amount remaining available under controlled equity offering arrangement								$ 10,400,000